CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Net income (loss)	$ 9,755	$ 1,565	$ 22,461	$ 2,814	$ 66,729	$ (14,974)
Securities available-for-sale
Unrealized holding losses arising during the period	1,473	(953)	4,920	12,465	(3,100)	(3,804)
Reclassification adjustments for net gains included in net income (loss)		(802)	(8)	(3,231)	(3,227)	(3,064)
Tax effect	303		(1,587)		2,533
Net of tax	1,776	(1,755)	3,325	9,234	(3,794)	(6,868)
Cash flow hedges
Unrealized holding gains	17	398	(1,408)	207	3,684
Reclassification adjustments for losses included in net income (loss)	159	4	426	4	40
Tax effect	(88)		377		(1,491)
Net of tax	88	402	(605)	211	2,233
Beginning balance			382,658	188,274	188,274	209,071
Total other comprehensive income (loss)	1,864	(1,353)	2,720	9,445	(1,561)	(6,868)
Ending balance	459,533	251,104	459,533	251,104	382,658	188,274
Comprehensive income	11,619	212	25,181	12,259	65,168	(21,842)
Gains on Cash Flow Hedges
Cash flow hedges
Beginning balance			2,233
Total other comprehensive income (loss)			(605)	211	2,233
Ending balance	1,628	211	1,628	211	2,233
Unrealized Gains (Losses) on Available-for-Sale Securities
Cash flow hedges
Beginning balance			(9,501)	(5,707)	(5,707)	1,161
Total other comprehensive income (loss)			3,325	9,234	(3,794)	(6,868)
Ending balance	(6,176)	3,527	(6,176)	3,527	(9,501)	(5,707)
Accumulated Other Comprehensive Income (Loss)
Cash flow hedges
Beginning balance			(7,268)	(5,707)	(5,707)	1,161
Total other comprehensive income (loss)			2,720	9,445	(1,561)	(6,868)
Ending balance	$ (4,548)	$ 3,738	$ (4,548)	$ 3,738	$ (7,268)	$ (5,707)